Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)

NOTE 21—SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

UAL	Quarter Ended
(In millions, except per share amounts)	March 31	June 30	September 30	December 31
2012
Operating revenue	$8,602	$9,939	$9,909	$8,702
Income (loss) from operations	(271)	575	200	(465)
Net income (loss)	(448)	339	6	(620)
Basic earnings (loss) per share	(1.36)	1.02	0.02	(1.87)
Diluted earnings (loss) per share	(1.36)	0.89	0.02	(1.87)
2011
Operating revenue	$8,202	$9,809	$10,171	$8,928
Income from operations	34	808	935	45
Net income (loss)	(213)	538	653	(138)
Basic earnings (loss) per share	(0.65)	1.63	1.97	(0.42)
Diluted earnings (loss) per share	(0.65)	1.39	1.69	(0.42)

UAL’s quarterly financial data is subject to seasonal fluctuations and historically its second and third quarter financial results, which reflect higher travel demand, are better than its first and fourth quarter financial results. UAL’s quarterly results were impacted by the following significant items (in millions):

	Quarter Ended
	March 31	June 30	September 30	December 31
2012
Special charges (income):
Integration-related costs	$134	$137	$60	$408
Labor agreement costs	—	—	454	21
Voluntary severance and benefits	49	76	—	—
Intangible asset impairments	6	—	—	24
Gains on sale of assets and other special charges, net	(25)	(7)	—	(14)

Total special items	164	206	514	439

Income tax benefit	(2)	—	—	(9)

Total special items, net of tax	$162	$206	$514	$430

2011
Special charges (income):
Revenue—Co-brand Agreement modification (Note 2(c))	$—	$(107)	$—	$—
Integration-related costs	79	145	123	170
Termination of maintenance service contract	—	—	—	58
Aircraft-related charges (gains), net	(2)	1	(3)	(2)
Intangible asset impairment	—	—	—	4
Other special items	—	—	—	19

Total special items	77	39	120	249

Income tax benefit	—	—	—	(2)

Total special items, net of tax	$77	$39	$120	$247

See Note 20 for further discussion of these items.